Cash generated from operations (Tables)	12 Months Ended
Dec. 31, 2020
Cash generated from operations
Schedule of cash generated from operations

	2018	2019	2020
	RMB’000	RMB’000	RMB’000
(Loss)/profit before income tax	(233,972)	152,364	(259,492)
Adjustments for:
Finance income	(322)	(388)	(1,185)
Finance costs	9,244	24,293	29,189
Amortisation of intangible assets (Note 14)	2,395	3,336	8,130
Depreciation of property, plant and equipment (Note 11)	27,306	78,163	97,232
Depreciation of investment properties (Note 13)	2,439	2,335	1,043
Loss on disposal of property, plant and equipment	80	1,715	703
Share of (profits)/losses of investments accounted for using the equity method	(1,730)	1,738	1,043
Fair value loss/(gain) of convertible redeemable preferred shares	226,248	(136,656)	—
Fair value loss of convertible note	9,152	5,193	1,599
Fair value loss/(gain) of exchangeable note liabilities	56,925	(45,274)	—
Fair value loss/(gain) of derivative financial instrument	301	(301)	—
Transaction cost related to issuance of convertible note	—	—	677
Share-based payment	—	47,788	78,967
Written-off of assets/liabilities held for sale	—	2,070	—
Impairment of non-current assets	—	1,405	32,969
Unrealised exchange difference	—	—	515
Gain/(loss) on disposal of associates	(3,996)	(14,251)	928
Loss/(gain) on disposal of subsidiaries (Note 31)	191	(3,040)	1,531
	94,261	120,490	(6,151)
Changes in working capital:
- Inventories	3,395	(3,037)	(8,971)
- Trade receivables	(824)	1,376	(7,781)
- Other receivables, deposits and prepayments	(35,842)	(11,742)	10,470
- Balances with related parties	(25,092)	—	—
- Trade payables	(2,196)	(1,567)	15,969
- Accruals, other payables and provisions	(3,807)	(4,521)	15,191
- Contract liabilities	(31)	(304)	(13,145)
Cash flow from operating activities	29,864	100,695	5,582

Schedule of net debt and the movements in net debt

		Liabilities from financing activities
	Restricted			Lease	Lease
	cash and	Borrowing	Borrowing	liabilities	liabilities
	cash and	due within	due after	due within	due after
Net debt	bank	1 year	1 year	1 year	1 year	Total
	RMB’000	RMB’000	RMB’000	RMB’000	RMB’000	RMB’000
As at 1 January 2019	101,886	(77,130)	(19,876)	(24,329)	(108,778)	(128,227)
Cash flows	53,846	(50,340)	6,959	(11,912)	(56,826)	(58,273)
Foreign exchange adjustments	(1,242)	—	—	(25)	(11)	(1,278)
As at 31 December 2019	154,490	(127,470)	(12,917)	(36,266)	(165,615)	(187,778)
As at 1 January 2020	154,490	(127,470)	(12,917)	(36,266)	(165,615)	(187,778)
Cash flows	(102,186)	(8,344)	(63,014)	398	(13,368)	(186,514)
Foreign exchange adjustments	792	—	—	—	—	792
As at 31 December 2020	53,096	(135,814)	(75,931)	(35,868)	(178,983)	(373,500)